Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Leased Assets [Line Items]
Total rent, property taxes and routine maintenance expense under operating leases	$ 270	$ 253	$ 844	$ 736	$ 999	$ 933	$ 862
Current deferred rent	8		8		91	44
Long-term deferred rent	$ 45		$ 45		59	99
Purchase obligations					431
Annual purchases, raw materials					1,100	943	1,200
Annual purchases					228	$ 139	$ 106
Clinical Trial Component
Operating Leased Assets [Line Items]
Purchase obligations					143
Raw Materials
Operating Leased Assets [Line Items]
Purchase obligations					$ 288